Derivative financial instruments - Schedule of Maturity of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trading Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount	536,716
Trading Hedge | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	286,716
Trading Hedge | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	250,000
Trading Hedge | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount	536,716
Trading Hedge | Interest rate risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	286,716
Trading Hedge | Interest rate risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	250,000
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,421,797	1,319,115
Total	$ 1,421,797	$ 1,319,115
Fair value hedges | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	394,651	115,263
Fair value hedges | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	420,469	403,150
Fair value hedges | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	567,284	761,309
Fair value hedges | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	39,393	39,393
Fair value hedges | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	1,217,765	1,132,827
Fair value hedges | Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	374,769	115,263
Fair value hedges | Interest rate swaps | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	298,293	383,268
Fair value hedges | Interest rate swaps | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	515,435	605,028
Fair value hedges | Interest rate swaps | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	29,268	29,268
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	204,032	186,288
Fair value hedges | Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	19,882	0
Fair value hedges | Interest rate and foreign exchange risk | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	122,176	19,882
Fair value hedges | Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	51,849	156,281
Fair value hedges | Interest rate and foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 10,125	$ 10,125
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,120,302	1,205,427